111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

June 11, 2015

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust, Zacks Diversified Equity and Corporate Bond Trust, Series 9 (the “Fund”)

(File No. 333-203850) (CIK# 1640625)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on May 5, 2015. We received comments from the staff of the Commission in a telephone conversation between Ms. Dubey and Mr. Wirig on June 4, 2015 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the registration statement has been revised in accordance with the comments of the staff. Other changes have also been made in the prospectus that represent certain clarifications and minor alterations.

The following are our responses to the staff’s comments:

Comment 1:

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to clarify that the Fund may invest only in “equity” interests of master limited partnerships. We have revised the prospectus in accordance with the staff’s comment.

Comment 2:

The staff requested that we add disclosure regarding the risks associated with an investment in master limited partnerships in the “Investment Summary—Principal Risk Considerations” and “Risk Considerations” sections of the prospectus. We have revised the prospectus in accordance with the staff’s comment.

Comment 3:

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to move a portion of the description of the corporate bonds held by the exchange-traded funds held by the Fund to the subsection “ETFs” and move the 80% policy to earlier in the section in an effort to simplify the description of the Fund’s strategy. We have revised the prospectus in accordance with the staff’s comment.

Comment 4:

The staff requested that we add disclosure regarding interest rate risk to the “Investment Summary—Principal Risk Considerations” section of the prospectus. We have revised the prospectus in accordance with the staff’s comment.

Comment 5:

The staff requested that we add disclosure regarding dividend payment risk to the “Investment Summary—Principal Risk Considerations” section of the prospectus. As discussed with Ms. Dubey, the risk of an issuer being unwilling or unable to make income payments resulting in a risk of reduction in the level of distributions to unitholders and the value of their units is already disclosed under the “Investment Summary—Principal Risk Considerations” section of the prospectus.

Comment 6:

The staff requested that we add disclosure regarding the risks associated with an investment in securities with smaller market capitalizations. As discussed with Ms. Dubey, the final portfolio of the Fund has not yet been determined. If the Fund’s portfolio includes a concentration in securities issued by companies categorized as having small market capitalizations, appropriate risk disclosure will be included in the “Investment Summary—Principal Risk Considerations” and “Risk Considerations” sections in the final pricing amendment to the prospectus.

Comment 7:

The staff requested that we add disclosure to the end of the “Investment Summary—Principal Investment Strategy” section of the prospectus regarding the financial sector concentration of the Fund’s portfolio. We have revised the prospectus in accordance with the staff’s comment.

Comment 8:

The staff requested that in the “Fee Table,” we change the heading “Sales Charge” to “Unitholder Transaction Expenses (fees paid directly from your investment)” and the heading “Estimated Annual Operating Expenses” to “Estimated Annual Operating Expenses (expenses that are deducted from trust assets).” We have revised the prospectus in accordance with the staff’s comment.

Comment 9:

The staff requested that we revise the “Examples” included in the “Fee Table” in the prospectus to only show the amounts for “1 year” and “2 years (the life of trust).” We have revised the prospectus in accordance with the staff’s comment.

Comment 10:

The staff expressed concern as to whether the process described under “Public Offering—Offering Price” for submitting orders for units is consistent with Rule 22c-1 under the Investment Company Act of 1940 (the “1940 Act”). Specifically, the staff expressed concern that if a potential investor submits its order to an intermediary prior to the close of regular trading on the New York Stock Exchange but those orders are not communicated to the Sponsor until after the close of regular trading on the New York Stock Exchange, the investors would receive the price computed on the date of the next determined offer price. As described in the prospectus, if the Sponsor receives an order prior to the close of regular trading on the New York Stock Exchange or authorized financial professionals receive an order prior to that time, then (so long as the order is properly transmitted to the Sponsor) the investor will receive the price computed on the date of receipt. The reference to “authorized financial professionals” refers to broker-dealers that have been authorized by the Sponsor as its agent to accept purchase and redemption orders on its behalf.

Orders received by these authorized broker-dealers are deemed to have been received by the Sponsor at the time the authorized broker-dealer accepts the order in accordance with the Sponsor's instructions. As a result, an investor’s order that is properly transmitted to an authorized broker-dealer will generally be priced at the unit value next determined after the order is received by that broker-dealer (assuming that broker-dealer transmits the order to the Sponsor in a timely manner to satisfy operational deadlines). The dealer agreement executed with the Sponsor by these authorized dealers also provides that the dealer agrees to date and time stamp all orders for the purchase or sale of units received by the dealer, and includes a representation that the dealer has procedures in place reasonably designed to ensure that orders received by the dealer are handled in a manner consistent with Rule 22c-1. The Sponsor believes these practices are consistent with Rule 22c-1 under the 1940 Act and consistent with established practices within the mutual fund and unit investment trust industry.

As one example, we note that the prospectus for the Vanguard Admiral Funds dated December 19, 2014 (File No. 33-49023) includes the following: “Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.”

As another example, we note that the prospectus for Invesco Unit Trusts, Series 1550 declared effective by the Commission on June 4, 2015 (File No. 333-203489) includes the following: “The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.”

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 21, 2015, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,
/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP